Other assets (Details) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Current
Other Assets		₨ 13,902	$ 183	₨ 14,509
Non-current
Other non-current assets		894	$ 12	834
Current
Current
Balances and receivables from statutory authorities	[1]	8,455		7,227
Export benefits receivable	[2]	1,016		2,070
Prepaid expenses		1,138		1,141
Others	[3]	3,293		4,071
Other Assets		13,902		14,509
Non-current
Non-current
Security deposits		670		666
Others		224		168
Other non-current assets		₨ 894		₨ 834

[1]	Balances and receivables from statutory authorities primarily consist of amounts recoverable towards the goods and service tax (“GST”), excise duty and value added tax, and from customs authorities of India.
[2]	Export benefits receivables primarily consist of amounts receivable from various government authorities of India towards incentives on export sales made by the Company.
[3]	Others primarily includes advances given to vendors and employees, security deposits, interest accrued but not due on investments, and claims receivable.